Securities Act Registration No. 333-21962

Investment Company Act Registration No. 811-138045

As filed with the Securities and Exchange Commission on March 13, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.23

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.24

☒

(Check appropriate box or boxes.)

Epiphany Funds

(Exact Name of Registrant as Specified in Charter)

106 Decker Court

Suite 226

Irving, Texas  75062

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (800) 320-2185

Samuel J. Saladino III

106 Decker Court

Suite 226

Irving, Texas  75062

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑Immediately upon filing pursuant to paragraph (b)

☐On (date)pursuant to paragraph (b)

☐60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Part A is incorporated by reference to Part A of the Registrant’s Post-Effective Amendment No. 22 filed with the SEC on March 1, 2013, Accession Number 0001162044-13-000246.

PART B

Part B is incorporated by reference to Part B of the Registrant’s Post-Effective Amendment No. 22 filed with the SEC on March 1, 2013, Accession Number 0001162044-13-000246.

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(a.1.)

Copy of Registrant's Declaration of Trust is incorporated by reference to Exhibit 23(a) to the Registrant’s Statement on Form N-1A filed with the Securities Exchange Commission (“SEC”) on October 17, 2006.

(a.2.)

Amendment to Declaration of Trust is incorporated by reference to Exhibit 23(a.2) to the Registrant’s Post-Effective Amendment No. 4 filed with the SEC on February 26, 2009.

(a.3.)

Amendment to Declaration of Trust is incorporated by reference to Exhibit 28(a.3) to the Registrant’s Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(a.4)

Amendment to Declaration of Trust is incorporated by reference to Exhibit 28(a)(4) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(a.5)

Amendment to Declaration of Trust is incorporated by reference to Exhibit 28(a)(5) to the Registrant’s Post-Effective Amendment No. 20 filed with the SEC on February 4, 2013.

(b) By-Laws. Copy of Registrant's By-Laws are incorporated by reference to Exhibit 23(b) to the Registrant's Registration Statement on Form N-1A filed with the SEC on October 17, 2006.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(d.1.) Form of Management Agreement with Trinity Fiduciary Partners, LLC is incorporated by reference to Exhibit 23(d)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.2.) Form of Letter Agreement with Trinity Fiduciary Partners, LLC is incorporated by reference to Exhibit 23(d)(2) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(d.3.) Management Agreement with Trinity Fiduciary Partners, LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund is incorporated by reference to Exhibit 28(d)(3) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(d.4.) Letter Agreement with Trinity Fiduciary Partners, LLC as to the Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund is incorporated by reference to Exhibit 28(d)(4) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(d.5.) Sub-Advisory Agreement between Trinity Fiduciary Partners, LLC and Dana Investment Advisors, Inc. is incorporated by reference to Exhibit 28(d)(5) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(d.6.) Form of Amended Management Agreement with Trinity Fiduciary Partners, LLC to add the Epiphany Latin America Fund is incorporated by reference to Exhibit 28(d)(6) to the Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012.

(d.7.) Form of Letter Agreement with Trinity Fiduciary Partners, LLC as to the Epiphany Latin America Fund to the Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012.

(d.8.) Amended Management Agreement with Trinity Fiduciary Partners, LLC to add the Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(d)(5) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(d.9.) Letter Agreement with Trinity Fiduciary Partners, LLC as to the Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(d)(6) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(d.10.) Sub-Advisory Agreement between Trinity Fiduciary Partners LLC and Ecologic Advisors, Inc. is incorporated by reference to Exhibit 28(d)(7) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(d.11.) Letter Agreement with Ecologic Advisors, Inc. as to the Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(d)(8) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(d.12.) Letter Agreement with Trinity Fiduciary Partners, LLC as to the Epiphany FFV Fund, Epiphany FFV Strategic Income Fund, Dana Large Cap Core Fund, Epiphany FFV Latin America Fund, and Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(d.12) to the Registrant’s Post-Effective Amendment No. 22 filed with the SEC on March 1, 2013.

(d.13.) Amended Schedule A to Sub-advisory Agreement between Trinity Fiduciary Partners, LLC and Dana Investment Advisors, Inc.is incorporated by reference to Exhibit 28(d.13) to the Registrant’s Post-Effective Amendment No. 22 filed with the SEC on March 1, 2013.

(e) Underwriting Contracts.

(e.1) Underwriting Agreement between the Registrant and Rafferty Capital Markets, LLC, dated January 17, 2012, effective March 1, 2012 is incorporated by reference to Exhibit 28(e)(2) to Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012.

(e.2) Amended Underwriting Agreement between the Registrant and Rafferty Capital Markets, LLC to add the Epiphany FFV Latin America Fund is incorporated by reference to Exhibit 28(2)(2) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(g.1) Custody Agreement with The Huntington National Bank is incorporated by reference to Exhibit 23(g) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(g.2) Amended Custody Agreement with The Huntington National Bank with amended appendices A and B is incorporated by reference to Exhibit 28(g)(2) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(h) Other Material Contracts.

(h.1.) Fund Accounting Agreement between the Registrant and Mutual Shareholder Services, LLC (“MSS”) is incorporated by reference to Exhibit 28(h)(1) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(h.2.) Transfer Agent Agreement between the Registrant and MSS is incorporated by reference to Exhibit 28(h)(1) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(i) Legal Opinion.

(i.1.) Consent of Counsel is incorporated by reference to Exhibit 28(d.12) to the Registrant’s Post-Effective Amendment No. 22 filed with the SEC on March 1, 2013. Opinion of Counsel is incorporated by reference to Exhibit 28(i)(1) to the Registrant's Post-Effective Amendment No. 20 filed with the SEC on February 4, 2013.

(j) Other Opinions.

(j.1.) Consent of Independent Registered Accounting Firm is provided herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement of the Initial Investor is incorporated by reference to Exhibit 23(l) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(m) Rule 12b-1 Plan.

(m.1.) Form of Class N Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(1) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.2.) Form of Class A Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m)(2) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.3.) Form of Class C Plan of Distribution Pursuant to Rule 12b-1 is incorporated by reference to

Exhibit 23(m)(3) to the Registrant's Post-Effective Amendment No. 1 filed with the SEC on May 18, 2007.

(m.4.) Class N Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund is incorporated by reference to Exhibit 28(m.4) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010. Revised Class N Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Latin America Fund is incorporated by reference to Exhibit 28(m)(6) to Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012. Revised Class N Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Global Ecologic Fundis incorporated by reference to Exhibit 28(m)(4) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(m.5.) Class A Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund is incorporated by reference to Exhibit 28(m.5) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010. Revised Class A Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Latin America Fund is incorporated by reference to Exhibit 28(m)(6) to Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012. Revised Class A Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(m)(5) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(m.6.) Class C Plan of Distribution Pursuant to Rule 12b-1 for Epiphany FFV Fund, Epiphany FFV Focused Fund, Epiphany FFV Strategic Income Fund and Epiphany Core Equity Fund is incorporated by reference to Exhibit 28(m.6) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010. Revised Class C Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Latin America Fund is incorporated by reference to Exhibit 28(m)(6) to Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012.

(m.7.) Revised Class C Plan of Distribution Pursuant to Rule 12b-1 to add Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(m)(7) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(n) Rule 18f-3 Plan.

(n.1.) Form of Multi-Class Plan Pursuant to Rule 18f-3 is incorporated by reference to

Exhibit 23(n) to the Registrant's Pre-Effective Amendment No. 2 filed with the SEC on May 18, 2007.

(n.2.) Amended Multi-Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit 28(n.2) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(n.3) Amended Multi-Class Plan Pursuant to Rule 18f-3 to add Epiphany FFV Latin America Fund is incorporated by reference to Exhibit 28(n)(3) to Registrant’s Post-Effective Amendment No. 13 filed with the SEC on February 28, 2012.

(n.4.) Amended Multi-Class Plan Pursuant to Rule 18f-3 to add Epiphany FFV Global Ecologic Fund is incorporated by reference to Exhibit 28(n)(4) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

(o) Reserved.

(p) Code of Ethics.

(p.1.) Code of Ethics for the Registrant and the Adviser is incorporated by reference to Exhibit 23(p)(1) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(p.2.) Code of Ethics for Dana Investment Advisor, Inc. is incorporated by reference to Exhibit 28(p)(2) to the Registrant's Post-Effective Amendment No. 8 filed with the SEC on December 30, 2010.

(p.3.) Code of Ethics for Ecologic Advisor, Inc. is incorporated by reference to Exhibit 28(p)(2) to the Registrant's Post-Effective Amendment No. 18 filed with the SEC on November 13, 2012.

 (q) Powers of Attorney.

(q.1.) Powers of Attorney of the Registrant (and a Certificate with respect thereto) and the Trustees and Officers of the Registrant are incorporated by reference to Exhibit 23(q) to the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on December 8, 2006.

(q.2.) Amended Powers of Attorney of the Registrant and the Trustees and Officers of the Registrant is incorporated by reference to Exhibit 28(a)(5) to the Registrant’s Post-Effective Amendment No. 20 filed with the SEC on February 4, 2013.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser and Sub-Adviser.

Trinity Fiduciary Partners LLC, 106 Decker Court, Suite 225, Irving, TX 75062 is a registered investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-63911. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Dana Investment Advisors, Inc, 15800 W. Bluemound Rd. Suite 250 Brookfield, WI 53005-6026 is a registered investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-14828. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Ecologic Advisors, Inc., 40 Exchange Place, Suite 2010, New York, NY 10005, is a registered investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-77567. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

Rafferty Capital Markets, LLC, ("RCM"), serves as the principal underwriter of the Trust pursuant to a Distribution Agreement dated January 17, 2012.

RCM also acts as the principal underwriter to Armour Funds, Aviemore Funds, Bretton Funds, Castle Focus Funds, Chou America Funds, Christopher Weill Funds, Conestoga Funds, Cottonwood Mutual Funds, Direxion Funds, Entrepreneur Funds, FMI Funds, HNP Capital Growth & Preservation Fund, Hagin Keystone Fund, Jacobs-Broel Funds, Leuthold Funds, Longleaf Partners Funds, Marketocracy Funds, Neiman Funds, New Frontiers KC India Fund, Outfitter Fund, Paradigm Fund, PIP New Generation Fund, Ranger Funds, Reynolds Funds, Rocky Peak Fund,Satuit Funds ,Sparrow Funds, Valley Forge Funds,Wireless Fund, and Walthausen Funds.

RCM is registered with the Securities and Exchange Commission as a Broker-Dealer and is a member of Financial Regulatory Authority, Inc. The principal business address of RCM is 1010 Franklin Avenue, 3rd Floor, Garden City, NY 11530.

To the best of the Registrant’s knowledge, the following are members and officers of RCM:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Thomas Mulrooney	President	None
Stephen Sprague	Secretary & Treasurer	None

c.

Name	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation
RCM	$0	$0	$0	$30,819

Item 33. Location of Accounts and Records.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant. These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

MSS, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147, provides transfer agent and dividend disbursing services pursuant to a Fund Services Agreement between MSS and the Trust. In such capacities, MSS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Rafferty Capital Markets, LLC, located at 1010 Franklin Avenue, 3rd Floor, Garden City, NY 11530, serves as principal underwriter for the Trust, and maintains all records required to be maintained pursuant to the Funds’ Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

All records relating to the activities of the Funds’ Custodian are maintained at the office of the Custodian, The Huntington National Bank, at 7 Easton Oval, Columbus, OH, 43219.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 13thday of March, 2013.

Epiphany Funds

*By:/s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the RegistrationStatement has been signed below by the following persons in the capacities and on the dates indicated.

Nancy Benson*

Treasurer (Principal Financial Officer/ Principal

Accounting Officer)

Robert J. Mitchell*

Trustee

Dr. William R. Reichenstein*

Trustee

Kenneth Dalton*

Trustee

Samuel J. Saladino, III*

President (Chief Executive Officer) and Trustee

*By/s/ JoAnn Strasser

JoAnn Strasser

Attorney-in-Fact

Date:

March 13, 2013

*Attorney-in-Fact – Pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

(j.1.) Consent of Independent Registered Accounting Firm